ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Accounting Policies [Abstract]
SCHEDULE OF FIXED ASSETS STATED AT COST

Computer equipment and software	2 or 3 years
Office equipment	4 years
Manufacturing equipment	7 years
Warehouse equipment	5 years
Tooling	2 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

Computer equipment	3 years
Furniture and fixtures	3 years
Office equipment	4 years
Warehouse equipment	5 years
Demo Devices	4 years
Vehicles	3 years
Leasehold improvements	5 years, the life of the lease

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE

The following table presents information about our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

	Amount at	Fair Value Measurement Using
	Fair Value	Level 1	Level 2	Level 3
May 31, 2026
Assets
Investment at cost	$100,000	$50,000	$—	$50,000
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$5,500,000	$—	$—	$5,500,000

February 28, 2026
Assets
Investment at cost	$100,000	$50,000	$—	$50,000
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$5,500,000	$—	$—	$5,500,000

The following table presents information about our assets and liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fell:

	Amount at	Fair Value Measurement Using
	Fair Value	Level 1	Level 2	Level 3
February 28, 2026
Assets
Investment at cost	$100,000	$50,000	$—	$50,000
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$5,500,000	$—	$—	$5,500,000

February 28, 2025
Liabilities
Incentive compensation plan payable – revaluation of equity awards payable in Series G shares	$4,000,000	$—	$—	$4,000,000